Form N-1A Supplement	Oct. 20, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
T-REX 2X LONG FLY Daily Target ETF (FLIE)
T-REX 2X INVERSE FLY Daily Target ETF (FLYQ)
T-REX 2X INVERSE FIG Daily Target ETF (FIGQ)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the "Funds")
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated October 20, 2025, as supplemented from time to time